CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit or loss [abstract]
Revenue (Note 4)	$ 0	$ 0	$ 0
Cost of sales (Note 4)	12,770	0	0
Gross profit	(12,770)	0	0
Expenses
Consulting fees	977,410	0	0
Share based compensation (Note 10, 11)	3,447,415	0	0
Professional fees	225,151	8,250	2,500
Shareholders information services	52,714	19,107	16,011
Office and general	127,865	5,468	5,879
Financing costs	14,845	55,580	49,322
Exclusivity fee (Note 12(a))	42,550	0	0
Foreign exchange gain	(27,196)	0	0
Total operating expenses	4,860,754	88,405	73,712
Loss before other income	(4,873,524)	(88,405)	(73,712)
Share of profit of a joint venture (Note 5)	(7,591)	0	0
Net loss	$ (4,865,933)	$ (88,405)	$ (73,712)
Loss per share - basic	$ (0.15)	$ (0.00)	$ (0.00)
Loss per share - diluted	(0.15)	(0.00)	(0.00)
Weighted average number of outstanding common shares - basic	32,255,112	23,521,744	23,521,744
Weighted average number of outstanding common shares - diluted	$ 32,255,112	$ 23,521,744	$ 23,521,744
Net loss	$ (4,865,933)	$ (88,405)	$ (73,712)
Foreign exchange translation adjustment	684	0	0
Comprehensive loss	$ (4,865,249)	$ (88,405)	$ (73,712)